LEASES - Components of lease cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease cost	$ 73.6	$ 9.6	$ 6.7
Short-term lease cost	1.7	1.6	3.9
Lease cost, net	$ 75.3	$ 11.2	$ 10.6